Additional information about derivatives financial instruments - Market curves, Products (Details)	12 Months Ended
Dec. 31, 2017 $ / lb $ / T
SPOT | Nickel
Product price market curves
Price	12,260
SPOT | Copper
Product price market curves
Price | $ / lb	3.30
SPOT | Bunker Oil
Product price market curves
Price	375
JAN18 | Nickel
Product price market curves
Price	12,725
JAN18 | Copper
Product price market curves
Price | $ / lb	3.28
JAN18 | Bunker Oil
Product price market curves
Price	376
FEB18 | Nickel
Product price market curves
Price	12,745
FEB18 | Copper
Product price market curves
Price | $ / lb	3.28
FEB18 | Bunker Oil
Product price market curves
Price	376
MAR18 | Nickel
Product price market curves
Price	12,767
MAR18 | Copper
Product price market curves
Price | $ / lb	3.29
MAR18 | Bunker Oil
Product price market curves
Price	376
APR18 | Nickel
Product price market curves
Price	12,789
APR18 | Copper
Product price market curves
Price | $ / lb	3.29
APR18 | Bunker Oil
Product price market curves
Price	375
MAY18 | Nickel
Product price market curves
Price	12,812
MAY18 | Copper
Product price market curves
Price | $ / lb	3.30
MAY18 | Bunker Oil
Product price market curves
Price	375
JUN18 | Nickel
Product price market curves
Price	12,833
JUN18 | Copper
Product price market curves
Price | $ / lb	3.30
JUN18 | Bunker Oil
Product price market curves
Price	374
JUL18 | Nickel
Product price market curves
Price	12,857
JUL18 | Copper
Product price market curves
Price | $ / lb	3.31
JUL18 | Bunker Oil
Product price market curves
Price	372
AUG18 | Nickel
Product price market curves
Price	12,878
AUG18 | Copper
Product price market curves
Price | $ / lb	3.31
AUG18 | Bunker Oil
Product price market curves
Price	371
SEP18 | Nickel
Product price market curves
Price	12,896
SEP18 | Copper
Product price market curves
Price | $ / lb	3.31
SEP18 | Bunker Oil
Product price market curves
Price	369
OCT18 | Nickel
Product price market curves
Price	12,920
OCT18 | Copper
Product price market curves
Price | $ / lb	3.31
OCT18 | Bunker Oil
Product price market curves
Price	368
NOV18 | Nickel
Product price market curves
Price	12,940
NOV18 | Copper
Product price market curves
Price | $ / lb	3.31
NOV18 | Bunker Oil
Product price market curves
Price	366
DEC18 | Nickel
Product price market curves
Price	12,960
DEC18 | Copper
Product price market curves
Price | $ / lb	3.32
DEC18 | Bunker Oil
Product price market curves
Price	364
DEC19 | Nickel
Product price market curves
Price	13,167
DEC19 | Copper
Product price market curves
Price | $ / lb	3.33
DEC19 | Bunker Oil
Product price market curves
Price	303
DEC20 | Nickel
Product price market curves
Price	13,354
DEC20 | Copper
Product price market curves
Price | $ / lb	3.33
DEC20 | Bunker Oil
Product price market curves
Price	277
DEC21 | Nickel
Product price market curves
Price	13,454
DEC21 | Copper
Product price market curves
Price | $ / lb	3.33
DEC21 | Bunker Oil
Product price market curves
Price	255